Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Net profit for the year	¥ 144,197	¥ 317,038	¥ 230,166
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	2,309	(2,654)	(14,626)
Remeasurement of defined benefit pension plans	(5,002)	17,752	20,783
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(2,693)	15,098	6,158
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	968,842	618,773	583,969
Cash flow hedges	23,456	(21,451)	2,173
Hedging cost	7,197	(16,993)	2,457
Share of other comprehensive loss of investments accounted for using the equity method	(1,793)	(892)	(497)
Other comprehensive income that will be reclassified to profit or loss, net of tax	997,702	579,437	588,103
Other comprehensive income for the year, net of tax	995,009	594,535	594,261
Total comprehensive income for the year	1,139,206	911,574	824,427
Attributable to:
Owners of the Company	1,139,033	911,529	824,258
Non-controlling interests	173	45	168
Total comprehensive income for the year	¥ 1,139,206	¥ 911,574	¥ 824,427